FORM 13 F
                         FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:   March 31, 2006
Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
[   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:   Reams Asset Management Company, LLC
Address:227 Washington Street
        P.O. Box 727
        Columbus, IN  47202-0727
13F File Number:28-4492
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   David B. McKinney
Title:  President - Administration
Phone:  812-372-6606
Signature, Place, and Date of Signing:
David B. McKinney
Columbus,Indiana
April 17, 2006
Report Type (Check only one.):
[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Informational Table Entry Total: 01
Form 13F Information Table Value Total: $487,000
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

      FORM 13F INFORMATION TABLE


GENERAL MOTORS                    DEB SR CONV B    370442733            487         30,000       30,000     30,000

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 /SUBMISSION